Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Held-to-maturity, fair value		$ 67,079	$ 66,275
Available-for-sale securities	[1]	90,838	85,992
Loans held-for-sale, mortgage loans carried at fair value		2,353	2,251
Time deposits		718	5,754
Long-term debt		$ 1,414	$ 391
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, authorized (in shares)		4,000,000,000	4,000,000,000
Common stock, issued (in shares)		2,125,725,742	2,125,725,742
Common stock in treasury (in shares)		570,328,105	565,929,654
Asset Pledged as Collateral with Right
Available-for-sale securities		$ 294	$ 320
Other assets, trading securities pledged as collateral		$ 2,585	$ 7,501

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.